LAND USE RIGHT (Tables)	12 Months Ended
Dec. 31, 2012
Land Use Right [Abstract]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

As of December 31, 2012, the expected amortization expense of the land use right for each of the next five years and thereafter as follows:

Year ending December 31,
2013	$6,556
2014	6,556
2015	6,556
2016	6,556
2017	6,556
Thereafter	258,927
$291,707